Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Changes in Accumulated Other Comprehensive Income by Component
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges			Pension and OPEB
		Interest Rate	Securities	Amortization	Changes
		and Foreign	Available	of Deferred	in Funded
	Commodity	Currency	for Sale	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(8)	$(30)	$4	$112	$(415)	$(337)
Change in Fair Value Recognized in AOCI	10	2	3	-	177	192
Amounts Reclassified from AOCI	(2)	5	-	22	-	25
Net Current Period Other
Comprehensive Income	8	7	3	22	177	217
Pension and OPEB Adjustment Related to
Mitchell Plant	-	-	-	-	5	5
Balance in AOCI as of December 31, 2013	$-	$(23)	$7	$134	$(233)	$(115)

Reclassifications from Accumulated Other Comprehensive Income
Reclassifications from Accumulated Other Comprehensive Income (Loss)
For the Year Ended December 31, 2013

Amount of
(Gain) Loss
Reclassified
from AOCI
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Vertically Integrated Utilities Revenues	$(1)
Generation & Marketing Revenues	(10)
Purchased Electricity for Resale	8
Property, Plant and Equipment	-
Regulatory Assets/(Liabilities), Net (a)	-
Subtotal - Commodity	(3)

Interest Rate and Foreign Currency:
Interest Expense	7
Subtotal - Interest Rate and Foreign Currency	7

Reclassifications from AOCI, before Income Tax (Expense) Credit	4
Income Tax (Expense) Credit	1
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	3

Gains and Losses on Securities Available for Sale
Interest Income	-
Interest Expense	-
Reclassifications from AOCI, before Income Tax (Expense) Credit	-
Income Tax (Expense) Credit	-
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	-

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(21)
Amortization of Actuarial (Gains)/Losses	55
Reclassifications from AOCI, before Income Tax (Expense) Credit	34
Income Tax (Expense) Credit	12
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	22

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$25

(a)        Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2012

		Interest Rate
		and Foreign
	Commodity	Currency	Total

	(in millions)
Balance in AOCI as of December 31, 2011	$(3)	$(20)	$(23)
Changes in Fair Value Recognized in AOCI	(15)	(14)	(29)
Amount of (Gain) or Loss Reclassified from AOCI
to Statement of Income/within Balance Sheet:
Vertically Integrated Utilities Revenues	-	-	-
Generation & Marketing Revenues	(5)	-	(5)
Purchased Electricity for Resale	13	-	13
Other Operation Expense	-	-	-
Maintenance Expense	-	-	-
Interest Expense	-	4	4
Property, Plant and Equipment	-	-	-
Regulatory Assets (a)	2	-	2
Balance in AOCI as of December 31, 2012	$(8)	$(30)	$(38)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2010	$7	$4	$11
Changes in Fair Value Recognized in AOCI	(5)	(28)	(33)
Amount of (Gain) or Loss Reclassified from AOCI
to Statement of Income/within Balance Sheet:
Vertically Integrated Utilities Revenues	1	-	1
Generation & Marketing Revenues	(3)	-	(3)
Purchased Electricity for Resale	(2)	-	(2)
Other Operation Expense	(1)	-	(1)
Maintenance Expense	(1)	-	(1)
Interest Expense	-	4	4
Property, Plant and Equipment	(1)	-	(1)
Regulatory Assets (a)	2	-	2
Balance in AOCI as of December 31, 2011	$(3)	$(20)	$(23)

(a)  Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Securities Available for Sale
Total Accumulated Other Comprehensive Income (Loss) Activity for Securities Available for Sale
Year Ended December 31, 2012

(in millions)
Balance in AOCI as of December 31, 2011	$2
Changes in Fair Value Recognized in AOCI	2
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income:
Interest Income	-
Balance in AOCI as of December 31, 2012	$4

Appalachian Power Co [Member]
Changes in Accumulated Other Comprehensive Income by Component
APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
		Interest Rate	Amortization	Changes
		and Foreign	of Deferred	in Funded
	Commodity	Currency	Costs	Status	Total
	(in thousands)
Balance in AOCI as of December 31, 2012	$(644)	$2,077	$19,118	$(50,449)	$(29,898)
Change in Fair Value Recognized in AOCI	768	-	-	29,665	30,433
Amounts Reclassified from AOCI	(30)	1,013	1,433	-	2,416
Net Current Period Other
Comprehensive Income	738	1,013	1,433	29,665	32,849
Balance in AOCI as of December 31, 2013	$94	$3,090	$20,551	$(20,784)	$2,951

Reclassifications from Accumulated Other Comprehensive Income
APCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)
For the Year Ended December 31, 2013

Amount of
(Gain) Loss
Reclassified
from AOCI
Gains and Losses on Cash Flow Hedges	(in thousands)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$(80)
Purchased Electricity for Resale	90
Other Operation Expense	(37)
Maintenance Expense	(31)
Property, Plant and Equipment	(35)
Regulatory Assets/(Liabilities), Net (a)	47
Subtotal - Commodity	(46)

Interest Rate and Foreign Currency:
Interest Expense	1,559
Subtotal - Interest Rate and Foreign Currency	1,559

Reclassifications from AOCI, before Income Tax (Expense) Credit	1,513
Income Tax (Expense) Credit	530
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	983

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(5,129)
Amortization of Actuarial (Gains)/Losses	7,334
Change in Funded Status	-
Reclassifications from AOCI, before Income Tax (Expense) Credit	2,205
Income Tax (Expense) Credit	772
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,433

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$2,416

(a)       Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2012

Commodity	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)
Changes in Fair Value Recognized in AOCI	(1,310)	(987)	(2,002)	104	100
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(16)	(43)	(109)	-	-
Purchased Electricity for Resale	440	1,151	3,002	-	-
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	-	(2)	(5)	1	-
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	-	-	-
Balance in AOCI as of December 31, 2012	$(644)	$(446)	$(912)	$21	$22

Interest Rate and
Foreign Currency	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)
Changes in Fair Value Recognized in AOCI	-	(5,777)	-	-	(2,778)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,053	595	(1,363)	(758)	2,669
Balance in AOCI as of December 31, 2012	$2,077	$(19,647)	$8,095	$6,460	$(15,571)

Total – Cash Flow Hedges	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)
Changes in Fair Value Recognized in AOCI	(1,310)	(6,764)	(2,002)	104	(2,678)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(16)	(43)	(109)	-	-
Purchased Electricity for Resale	440	1,151	3,002	-	-
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	-	(2)	(5)	1	-
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,053	595	(1,363)	(758)	2,669
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	-	-	-
Balance in AOCI as of December 31, 2012	$1,433	$(20,093)	$7,183	$6,481	$(15,549)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

Commodity	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82
Changes in Fair Value Recognized in AOCI	(2,077)	(1,294)	(2,748)	108	102
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)

Interest Rate and
Foreign Currency	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)
Changes in Fair Value Recognized in AOCI	(373)	(6,913)	-	(475)	(12,438)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)

Total – Cash Flow Hedges	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)
Changes in Fair Value Recognized in AOCI	(2,450)	(8,207)	(2,748)	(367)	(12,336)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)

(a)       Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Indiana Michigan Power Co [Member]
Changes in Accumulated Other Comprehensive Income by Component
I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
		Interest Rate	Amortization	Changes
		and Foreign	of Deferred	in Funded
	Commodity	Currency	Costs	Status	Total
	(in thousands)
Balance in AOCI as of December 31, 2012	$(446)	$(19,647)	$4,201	$(12,991)	$(28,883)
Change in Fair Value Recognized in AOCI	477	2,249	-	8,511	11,237
Amounts Reclassified from AOCI	15	1,422	700	-	2,137
Net Current Period Other
Comprehensive Income	492	3,671	700	8,511	13,374
Balance in AOCI as of December 31, 2013	$46	$(15,976)	$4,901	$(4,480)	$(15,509)

Reclassifications from Accumulated Other Comprehensive Income
I&M
Reclassifications from Accumulated Other Comprehensive Income (Loss)
For the Year Ended December 31, 2013

Amount of
(Gain) Loss
Reclassified
from AOCI
Gains and Losses on Cash Flow Hedges	(in thousands)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$(155)
Purchased Electricity for Resale	219
Other Operation Expense	(23)
Maintenance Expense	(14)
Property, Plant and Equipment	(20)
Regulatory Assets/(Liabilities), Net (a)	16
Subtotal - Commodity	23

Interest Rate and Foreign Currency:
Interest Expense	2,188
Subtotal - Interest Rate and Foreign Currency	2,188

Reclassifications from AOCI, before Income Tax (Expense) Credit	2,211
Income Tax (Expense) Credit	774
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1,437

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(794)
Amortization of Actuarial (Gains)/Losses	1,872
Change in Funded Status	-
Reclassifications from AOCI, before Income Tax (Expense) Credit	1,078
Income Tax (Expense) Credit	378
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	700

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$2,137

(a)       Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2012

Commodity	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)
Changes in Fair Value Recognized in AOCI	(1,310)	(987)	(2,002)	104	100
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(16)	(43)	(109)	-	-
Purchased Electricity for Resale	440	1,151	3,002	-	-
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	-	(2)	(5)	1	-
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	-	-	-
Balance in AOCI as of December 31, 2012	$(644)	$(446)	$(912)	$21	$22

Interest Rate and
Foreign Currency	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)
Changes in Fair Value Recognized in AOCI	-	(5,777)	-	-	(2,778)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,053	595	(1,363)	(758)	2,669
Balance in AOCI as of December 31, 2012	$2,077	$(19,647)	$8,095	$6,460	$(15,571)

Total – Cash Flow Hedges	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)
Changes in Fair Value Recognized in AOCI	(1,310)	(6,764)	(2,002)	104	(2,678)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(16)	(43)	(109)	-	-
Purchased Electricity for Resale	440	1,151	3,002	-	-
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	-	(2)	(5)	1	-
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,053	595	(1,363)	(758)	2,669
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	-	-	-
Balance in AOCI as of December 31, 2012	$1,433	$(20,093)	$7,183	$6,481	$(15,549)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

Commodity	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82
Changes in Fair Value Recognized in AOCI	(2,077)	(1,294)	(2,748)	108	102
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)

Interest Rate and
Foreign Currency	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)
Changes in Fair Value Recognized in AOCI	(373)	(6,913)	-	(475)	(12,438)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)

Total – Cash Flow Hedges	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)
Changes in Fair Value Recognized in AOCI	(2,450)	(8,207)	(2,748)	(367)	(12,336)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)

(a)       Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Ohio Power Co [Member]
Changes in Accumulated Other Comprehensive Income by Component
OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
		Interest Rate	Amortization	Changes
		and Foreign	of Deferred	in Funded
	Commodity	Currency	Costs	Status	Total
	(in thousands)
Balance in AOCI as of December 31, 2012	$(912)	$8,095	$45,938	$(218,846)	$(165,725)
Change in Fair Value Recognized in AOCI	982	-	-	65,418	66,400
Amounts Reclassified from AOCI	22	(1,359)	12,509	-	11,172
Net Current Period Other
Comprehensive Income	1,004	(1,359)	12,509	65,418	77,572
Distribution of Cook Coal Terminal to Parent	-	-	-	19,652	19,652
Distribution of OPCo Generation to Parent	13	238	-	75,329	75,580
Balance in AOCI as of December 31, 2013	$105	$6,974	$58,447	$(58,447)	$7,079

Reclassifications from Accumulated Other Comprehensive Income
OPCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)
For the Year Ended December 31, 2013

Amount of
(Gain) Loss
Reclassified
from AOCI
Gains and Losses on Cash Flow Hedges	(in thousands)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$(415)
Purchased Electricity for Resale	576
Other Operation Expense	(56)
Maintenance Expense	(26)
Property, Plant and Equipment	(45)
Regulatory Assets/(Liabilities), Net (a)	-
Subtotal - Commodity	34

Interest Rate and Foreign Currency:
Depreciation and Amortization Expense	7
Interest Expense	(2,098)
Subtotal - Interest Rate and Foreign Currency	(2,091)

Reclassifications from AOCI, before Income Tax (Expense) Credit	(2,057)
Income Tax (Expense) Credit	(720)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1,337)

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(5,840)
Amortization of Actuarial (Gains)/Losses	25,085
Change in Funded Status	-
Reclassifications from AOCI, before Income Tax (Expense) Credit	19,245
Income Tax (Expense) Credit	6,736
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	12,509

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$11,172

(a)       Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2012

Commodity	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)
Changes in Fair Value Recognized in AOCI	(1,310)	(987)	(2,002)	104	100
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(16)	(43)	(109)	-	-
Purchased Electricity for Resale	440	1,151	3,002	-	-
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	-	(2)	(5)	1	-
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	-	-	-
Balance in AOCI as of December 31, 2012	$(644)	$(446)	$(912)	$21	$22

Interest Rate and
Foreign Currency	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)
Changes in Fair Value Recognized in AOCI	-	(5,777)	-	-	(2,778)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,053	595	(1,363)	(758)	2,669
Balance in AOCI as of December 31, 2012	$2,077	$(19,647)	$8,095	$6,460	$(15,571)

Total – Cash Flow Hedges	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)
Changes in Fair Value Recognized in AOCI	(1,310)	(6,764)	(2,002)	104	(2,678)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(16)	(43)	(109)	-	-
Purchased Electricity for Resale	440	1,151	3,002	-	-
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	-	(2)	(5)	1	-
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,053	595	(1,363)	(758)	2,669
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	-	-	-
Balance in AOCI as of December 31, 2012	$1,433	$(20,093)	$7,183	$6,481	$(15,549)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

Commodity	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82
Changes in Fair Value Recognized in AOCI	(2,077)	(1,294)	(2,748)	108	102
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)

Interest Rate and
Foreign Currency	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)
Changes in Fair Value Recognized in AOCI	(373)	(6,913)	-	(475)	(12,438)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)

Total – Cash Flow Hedges	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)
Changes in Fair Value Recognized in AOCI	(2,450)	(8,207)	(2,748)	(367)	(12,336)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)

(a)       Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Public Service Co of Oklahoma [Member]
Changes in Accumulated Other Comprehensive Income by Component
PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges
		Interest Rate and
	Commodity	Foreign Currency	Total
	(in thousands)
Balance in AOCI as of December 31, 2012	$21	$6,460	$6,481
Change in Fair Value Recognized in AOCI	68	-	68
Amounts Reclassified from AOCI	(32)	(759)	(791)
Net Current Period Other
Comprehensive Income	36	(759)	(723)
Balance in AOCI as of December 31, 2013	$57	$5,701	$5,758

Reclassifications from Accumulated Other Comprehensive Income
PSO
Reclassifications from Accumulated Other Comprehensive Income (Loss)
For the Year Ended December 31, 2013

Amount of
(Gain) Loss
Reclassified
from AOCI
Gains and Losses on Cash Flow Hedges	(in thousands)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$-
Purchased Electricity for Resale	-
Other Operation Expense	(25)
Maintenance Expense	(10)
Property, Plant and Equipment	(15)
Regulatory Assets/(Liabilities), Net (a)	-
Subtotal - Commodity	(50)

Interest Rate and Foreign Currency:
Interest Expense	(1,167)
Subtotal - Interest Rate and Foreign Currency	(1,167)

Reclassifications from AOCI, before Income Tax (Expense) Credit	(1,217)
Income Tax (Expense) Credit	(426)
Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(791)

(a)       Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2012

Commodity	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)
Changes in Fair Value Recognized in AOCI	(1,310)	(987)	(2,002)	104	100
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(16)	(43)	(109)	-	-
Purchased Electricity for Resale	440	1,151	3,002	-	-
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	-	(2)	(5)	1	-
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	-	-	-
Balance in AOCI as of December 31, 2012	$(644)	$(446)	$(912)	$21	$22

Interest Rate and
Foreign Currency	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)
Changes in Fair Value Recognized in AOCI	-	(5,777)	-	-	(2,778)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,053	595	(1,363)	(758)	2,669
Balance in AOCI as of December 31, 2012	$2,077	$(19,647)	$8,095	$6,460	$(15,571)

Total – Cash Flow Hedges	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)
Changes in Fair Value Recognized in AOCI	(1,310)	(6,764)	(2,002)	104	(2,678)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(16)	(43)	(109)	-	-
Purchased Electricity for Resale	440	1,151	3,002	-	-
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	-	(2)	(5)	1	-
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,053	595	(1,363)	(758)	2,669
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	-	-	-
Balance in AOCI as of December 31, 2012	$1,433	$(20,093)	$7,183	$6,481	$(15,549)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

Commodity	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82
Changes in Fair Value Recognized in AOCI	(2,077)	(1,294)	(2,748)	108	102
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)

Interest Rate and
Foreign Currency	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)
Changes in Fair Value Recognized in AOCI	(373)	(6,913)	-	(475)	(12,438)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)

Total – Cash Flow Hedges	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)
Changes in Fair Value Recognized in AOCI	(2,450)	(8,207)	(2,748)	(367)	(12,336)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)

(a)       Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Southwestern Electric Power Co [Member]
Changes in Accumulated Other Comprehensive Income by Component
SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
		Interest Rate	Amortization	Changes
		and Foreign	of Deferred	in Funded
	Commodity	Currency	Costs	Status	Total
	(in thousands)
Balance in AOCI as of December 31, 2012	$22	$(15,571)	$4,778	$(7,089)	$(17,860)
Change in Fair Value Recognized in AOCI	83	-	-	7,360	7,443
Amounts Reclassified from AOCI	(39)	2,267	(255)	-	1,973
Net Current Period Other
Comprehensive Income	44	2,267	(255)	7,360	9,416
Balance in AOCI as of December 31, 2013	$66	$(13,304)	$4,523	$271	$(8,444)

Reclassifications from Accumulated Other Comprehensive Income
SWEPCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)
For the Year Ended December 31, 2013

Amount of
(Gain) Loss
Reclassified
from AOCI
Gains and Losses on Cash Flow Hedges	(in thousands)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$-
Purchased Electricity for Resale	-
Other Operation Expense	(29)
Maintenance Expense	(15)
Property, Plant and Equipment	(17)
Regulatory Assets/(Liabilities), Net (a)	-
Subtotal - Commodity	(61)

Interest Rate and Foreign Currency:
Interest Expense	3,488
Subtotal - Interest Rate and Foreign Currency	3,488

Reclassifications from AOCI, before Income Tax (Expense) Credit	3,427
Income Tax (Expense) Credit	1,199
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2,228

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(1,785)
Amortization of Actuarial (Gains)/Losses	1,393
Change in Funded Status	-
Reclassifications from AOCI, before Income Tax (Expense) Credit	(392)
Income Tax (Expense) Credit	(137)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(255)

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$1,973

(a)       Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2012

Commodity	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)
Changes in Fair Value Recognized in AOCI	(1,310)	(987)	(2,002)	104	100
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(16)	(43)	(109)	-	-
Purchased Electricity for Resale	440	1,151	3,002	-	-
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	-	(2)	(5)	1	-
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	-	-	-
Balance in AOCI as of December 31, 2012	$(644)	$(446)	$(912)	$21	$22

Interest Rate and
Foreign Currency	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)
Changes in Fair Value Recognized in AOCI	-	(5,777)	-	-	(2,778)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,053	595	(1,363)	(758)	2,669
Balance in AOCI as of December 31, 2012	$2,077	$(19,647)	$8,095	$6,460	$(15,571)

Total – Cash Flow Hedges	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)
Changes in Fair Value Recognized in AOCI	(1,310)	(6,764)	(2,002)	104	(2,678)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(16)	(43)	(109)	-	-
Purchased Electricity for Resale	440	1,151	3,002	-	-
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	-	(2)	(5)	1	-
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,053	595	(1,363)	(758)	2,669
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	-	-	-
Balance in AOCI as of December 31, 2012	$1,433	$(20,093)	$7,183	$6,481	$(15,549)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

Commodity	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82
Changes in Fair Value Recognized in AOCI	(2,077)	(1,294)	(2,748)	108	102
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)

Interest Rate and
Foreign Currency	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)
Changes in Fair Value Recognized in AOCI	(373)	(6,913)	-	(475)	(12,438)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)

Total – Cash Flow Hedges	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)
Changes in Fair Value Recognized in AOCI	(2,450)	(8,207)	(2,748)	(367)	(12,336)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)

(a)       Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.